Related Party Transactions - Schedule of Relationships With Related Parties (Details)	12 Months Ended
Mar. 31, 2023
Mr. Danny Tze Ching Wong [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 40% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Trims Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The Company is controlled by controlling shareholder of Guangdong Rongmian Accessories Technology Co., Ltd, and Wong Tze Ching is the director of the Company, and hold 49.00% stake in J-Long Trims Vietnam Co., Ltd.